As filed with the Securities and Exchange Commission on October 13, 2015.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 241	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 245	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Adaptive Alternatives Fund, Columbia Adaptive Risk Allocation Fund, Columbia Diversified Absolute Return Fund, Columbia Dividend Income Fund and Columbia High Yield Municipal Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 13th day of October, 2015.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 13th day of October, 2015.

Signature	Capacity	Signature	Capacity
/s/ Christopher O. Petersen	President	/s/ David M. Moffett*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	David M. Moffett

/s/ Michael G. Clarke*	Chief Financial Officer	/s/ Charles R. Nelson*	Trustee
Michael G. Clarke	(Principal Financial Officer)	Charles R. Nelson

/s/ Joseph F. DiMaria*	Chief Accounting Officer	/s/ John J. Neuhauser*	Trustee
Joseph F. DiMaria	(Principal Accounting Officer)	John J. Neuhauser

/s/ Douglas A. Hacker*	Chair of the Board	/s/ Patrick J. Simpson*	Trustee
Douglas A. Hacker		Patrick J. Simpson

/s/ Janet L. Carrig*	Trustee	/s/ William F. Truscott*	Trustee
Janet L. Carrig		William F. Truscott

/s/ Nancy T. Lukitsh*	Trustee	/s/ Anne-Lee Verville*	Trustee
Nancy T. Lukitsh		Anne-Lee Verville

/s/ William E. Mayer*	Trustee
William E. Mayer

*	By:	/s/ Joseph L. D’ Alessandro
	Name:	Joseph L. D’ Alessandro** Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro on behalf of Michael G. Clarke and Joseph F. DiMaria pursuant to Powers of Attorney, dated February 16, 2015 and incorporated by reference to Post-Effective Amendment No. 221 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibits (q)(3) and (q)(2), respectively), filed with the Commission on February 27, 2015, on behalf of Janet L. Carrig pursuant to a Trustee Power of Attorney, dated August 19, 2015, and incorporated by reference to Post-effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on August 26, 2015, and on behalf of each of the other Trustees pursuant to a Trustees Power of Attorney, dated February 16, 2015, and incorporated by reference to Post-effective Amendment No. 226 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on April 28, 2015.

SIGNATURES

CAAF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Adaptive Alternatives Fund, with respect only to information that specifically relates to CAAF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 13th day of October, 2015.

CAAF OFFSHORE FUND, LTD.

By:	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Adaptive Alternatives Fund, with respect only to information that specifically relates to CAAF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 13th day of October, 2015.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, CAAF Offshore Fund, Ltd.

/s/ Anthony P. Haugen Anthony P. Haugen	Director, CAAF Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CAAF Offshore Fund, Ltd.

SIGNATURES

CDARF1 Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Diversified Absolute Return Fund, with respect only to information that specifically relates to CDARF1 Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 13th day of October, 2015.

CDARF1 OFFSHORE FUND, LTD.

By:	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Diversified Absolute Return Fund, with respect only to information that specifically relates to CDARF1 Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 13th day of October, 2015.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, CDARF1 Offshore Fund, Ltd.

/s/ Anthony P. Haugen Anthony P. Haugen	Director, CDARF1 Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CDARF1 Offshore Fund, Ltd.

SIGNATURES

CDARF2 Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Diversified Absolute Return Fund, with respect only to information that specifically relates to CDARF2 Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 13th day of October, 2015.

CDARF2 OFFSHORE FUND, LTD.

By:	/s/Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Diversified Absolute Return Fund, with respect only to information that specifically relates to CDARF2 Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 13th day of October, 2015.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, CDARF2 Offshore Fund, Ltd.

/s/ Anthony P. Haugen Anthony P. Haugen	Director, CDARF2 Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CDARF2 Offshore Fund, Ltd.

SIGNATURES

CDARF3 Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Diversified Absolute Return Fund, with respect only to information that specifically relates to CDARF3 Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 13th day of October, 2015.

CDARF3 OFFSHORE FUND, LTD.

By:	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Diversified Absolute Return Fund, with respect only to information that specifically relates to CDARF3 Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 13th day of October, 2015.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, CDARF3 Offshore Fund, Ltd.

/s/ Anthony P. Haugen Anthony P. Haugen	Director, CDARF3 Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CDARF3 Offshore Fund, Ltd.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase